207 774-1200 main 207 774-1127 facsimile bernsteinshur.com

100 Middle Street PO Box 9729 Portland, Maine 04104-5029

Leslie K. Klenk (207) 228-7295 direct lklenk@bernsteinshur.com

VIA EDGAR

June 8, 2015

Mr. Keith Carpenter, Esq.

Branch Chief

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cross Shore Discovery Fund (File No. 811-22976)

Dear Mr. Carpenter:

On behalf of the above-referenced fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

This Registration Statement is being filed to: (1) registered additional Institutional Shares; (2) to include the Fund’s financial statements for March 31, 2015 and certain other annual updates; and (3) to incorporate certain other changes to the disclosures included in the Fund’s current registration statement (File No. 333-196691 and File No. 811-22976) which was declared effective by the Commission on January 30, 2015 (the “Initial Registration Statement”). For your convenience, the Registration Statement has been marked to show any differences between the disclosures set forth therein and that included in the Initial Registration Statement.

We believe that the Registration Statement qualifies for selective review pursuant to Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”) because the disclosure contained in the Registration Statement is “not substantially different” from that contained in the Initial Registration Statement declared effective by the Commission on January 30, 2015. Therefore, we hereby request selective review of the Registration Statement in order that the Registration Statement may be declared effective as soon as practicable, or, in any event, not later than July 29, 2015 (the 120th

Mr. Keith Carpenter, Esq.

June 8, 2015

day after the Fund’s initial fiscal year end). An acceleration request seeking that effectiveness date shall be filed concurrently with Pre-Effective Amendment No. 1 to the Registration Statement following receipt of your comments on this Registration Statement.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7295.

Kind regards,

Leslie K. Klenk

cc: Neil Kuttner, Cross Shore Discovery Fund